INCOME TAXES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes Details 1Abstract
Net income before income taxes	$ 2,033	$ 5,293	$ 6,455
Combined statutory tax rate	27.00%	26.00%	26.00%
Income tax expense at the Canadian statutory rate	$ 549	$ 1,376	$ 1,678
Reconciling items:
Effect of difference in foreign tax rates	48	285	307
Non-deductible/non-taxable items	(121)	602	700
Change in unrecognized deductible temporary differences	(257)	1,086	1,408
Impact of foreign exchange	915	(491)	778
Special mining duties	117	511	780
Impact of change of tax rates		(322)
Revisions to estimates	(368)	(248)	(1,095)
Share issue costs	(231)		(379)
Other items	(245)	(106)	262
Income tax expense recognized in the year	$ 407	$ 2,771	$ 4,439